REPORTING SEGMENTS (Detail) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of reportable segments | Segment	2									2
Income Statement [Abstract]
Revenues	$ 24,601	$ 24,276	$ 25,282	$ 21,689	$ 21,911	$ 23,705	$ 27,156	$ 25,290	$ 19,636	$ 93,158	$ 95,787	$ 140,714
Costs and expenses	(16,436)				(30,337)					(132,890)	(115,600)	(182,577)
Total other income (loss)	(25,804)				$ 25,886					24,483	53,573	252,598
Net loss	(17,639)									(15,249)	33,760	$ 210,735
Assets and Liabilities held for sale
Assets	$ 1,042,919	1,041,242				$ 1,004,989				$ 1,041,242	$ 1,004,989
Strategic Opportunistic Properties
Number of reportable segments | Segment	1									1
Income Statement [Abstract]
Revenues	$ 21,752									$ 91,351
Costs and expenses	(12,896)									(130,516)
Total other income (loss)	(25,804)									28,944
Net loss	(16,948)									(10,221)
Assets and Liabilities held for sale
Assets	924,877	921,917								$ 921,917
Single Family Homes
Number of reportable segments | Segment										1
Income Statement [Abstract]
Revenues	2,849									$ 1,807
Costs and expenses	(3,540)									(2,374)
Total other income (loss)	0									(4,461)
Net loss	(691)									(5,028)
Assets and Liabilities held for sale
Assets	$ 118,042	$ 119,325								$ 119,325